Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total shareholders' equity	Common stock	Additional paid-in capital	Accumulated other comprehensive income (foreign currency translation adjustment)	Statutory surplus reserves	Retained earnings (accumulated deficits)	Non-controlling interests	Total
Balance at Dec. 31, 2011	$ 129,921	$ 55	$ 105,383	$ 9,978	$ 11,808	$ 2,697	$ 15,376	$ 145,297
Balance (in shares) at Dec. 31, 2011		54,773,961
Increase (Decrease) in Equity
Stock-based compensation	347		347					347
Exercise of stock options (note 16)	508		508					508
Exercise of stock options (in shares) (note 16)		317,600						317,600
Subscriptions received (note 16)	8		8					8
Other comprehensive income
- Other comprehensive income attributable to non-controlling interests							231	231
- Other comprehensive income attributable to shareholders	1,793			1,793				1,793
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests							(3,896)	(3,896)
- Net income (loss) attributable to shareholders of Sinovac	(14,853)					(14,853)		(14,853)
Balance at Dec. 31, 2012	117,724	55	106,246	11,771	11,808	(12,156)	11,711	129,435
Balance (in shares) at Dec. 31, 2012		55,091,561
Increase (Decrease) in Equity
Stock-based compensation	281		281					281
Exercise of stock options (note 16)	849	1	848					849
Exercise of stock options (in shares) (note 16)		478,800
Subscriptions received (note 16)	18		18					18
Other comprehensive income
- Other comprehensive income attributable to non-controlling interests							316	316
- Other comprehensive income attributable to shareholders	2,370			2,370				2,370
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests							2,928	2,928
- Net income (loss) attributable to shareholders of Sinovac	7,442					7,442		7,442
Balance at Dec. 31, 2013	128,684	56	107,393	14,141	11,808	(4,714)	14,955	143,639
Balance (in shares) at Dec. 31, 2013		55,570,361						55,570,361
Increase (Decrease) in Equity
Stock-based compensation	287		287					287
Exercise of stock options (note 16)	512		512					512
Exercise of stock options (in shares) (note 16)		239,300
Subscriptions received (note 16)	51		51					51
Other comprehensive income
- Other comprehensive income attributable to non-controlling interests							(308)	(308)
- Other comprehensive income attributable to shareholders	(2,119)			(2,119)				(2,119)
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests							515	515
- Net income (loss) attributable to shareholders of Sinovac	(851)					(851)		(851)
Transfer to statutory surplus reserves					819	(819)
Balance at Dec. 31, 2014	$ 126,564	$ 56	$ 108,243	$ 12,022	$ 12,627	$ (6,384)	$ 15,162	$ 141,726
Balance (in shares) at Dec. 31, 2014		55,809,661						55,809,661